Geographic Information - Revenue by Selected Geographic Area Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 731.1	$ 736.2	$ 3,066.8	$ 2,889.0	$ 2,913.5
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	383.9	360.0
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 347.2	$ 376.2